Shareholder Loans and liabilities to banks - Shareholder Loans (Details) € in Thousands, $ in Millions				1 Months Ended	4 Months Ended	12 Months Ended
	Aug. 28, 2019	Jan. 15, 2015 USD ($)	Oct. 09, 2014 USD ($)	Dec. 31, 2014	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2021 USD ($)	Jan. 31, 2021 instrument	Feb. 28, 2020	Dec. 19, 2014 USD ($)	Dec. 18, 2014 USD ($)
Mariposa I
Disclosure of detailed information about borrowings
Number of separate shareholders	1
Variable Interest Shareholder Loans
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Interest expense | €							€ 3,943	€ 5,099	€ 5,415
Variable Interest Shareholder Loans | Mariposa II S.a.r.l.
Disclosure of detailed information about borrowings
Number of loans		2
Variable Interest Shareholder Loan I | Mariposa II S.a.r.l.
Disclosure of detailed information about borrowings
Notional amount														$ 105.0
Variable Interest Shareholder Loan II | Mariposa II S.a.r.l.
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Notional amount		$ 1.7
Convertible Preferred Equity Certificates
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Fair value recognized for prepayment rights | €								€ 185
Convertible Preferred Equity Certificates | Mariposa I
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Number of loans				2
Number of prepayment rights	2
Convertible Preferred Equity Certificates | Mariposa I | Maximum
Disclosure of detailed information about borrowings
Prepayment right as a percentage of the principal	99.00%
Convertible Preferred Equity Certificate I | Mariposa I
Disclosure of detailed information about borrowings
Notional amount														$ 45.0
Convertible Preferred Equity Certificate II | Mariposa I
Disclosure of detailed information about borrowings
Notional amount													$ 39.5
Fixed Interest Shareholder Loans
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Interest expense | €					€ 3,367
Percentage of non-financial covenants met										100.00%
Number of loans fully repaid | instrument											2
Gain on extinguishment of loans | €						€ 7,601
Fixed Interest Shareholder Loans | Mytheresa Group GmbH
Disclosure of detailed information about borrowings
Number of loans			2
Borrowings, interest rate												5.25%
Fixed Interest Shareholder Loan I
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Interest expense | €						€ 5,990
Fixed Interest Shareholder Loan I | Mytheresa Group GmbH
Disclosure of detailed information about borrowings
Notional amount			$ 105.0
Fixed Interest Shareholder Loan II | Mytheresa Group GmbH
Disclosure of detailed information about borrowings
Notional amount										$ 45.0
Fixed interest rate | Convertible Preferred Equity Certificate I | Mariposa I
Disclosure of detailed information about borrowings
Borrowings, interest rate														5.825%
Fixed interest rate | Convertible Preferred Equity Certificate II | Mariposa I
Disclosure of detailed information about borrowings
Borrowings, interest rate													5.825%
Fixed interest rate | Fixed Interest Shareholder Loans | Mytheresa Group GmbH
Disclosure of detailed information about borrowings
Borrowings, interest rate										6.00%